Investments and Derivative Instruments (Mortgage Loans) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010	Dec. 31, 2009
Mortgage Loans by Major Types
Valuation Allowance	$ (14)		$ (23)
Carrying Value	4,935		4,182
Commercial [Member]
Mortgage Loans by Major Types
Amortized Cost	4,949	[1],[2]	4,205	[1],[2]
Valuation Allowance	(14)	[1]	(23)	[1]	(62)	(260)
Carrying Value	$ 4,935	[1]	$ 4,182	[1]

[1]	Includes commercial mortgage loans relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 - Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.
[2]	Amortized cost represents carrying value prior to valuation allowances, if any.